Long-Term Investments - Schedule of Long-Term Investments (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Equity method investments:
Subtotal	$ 4,472,423	$ 4,342,117
Less: impairment	(2,378,373)	(2,334,160)
Total	2,094,050	2,007,957
Shidong (Suzhou) Investment Co., Ltd. (“Suzhou Investment”) [Member]
Equity method investments:
Subtotal	37,203	37,076
Shenzhen Jiazhong Creative Capital LLP (“Jiazhong”) [Member]
Equity method investments:
Subtotal	1,987,050	1,902,381
Beijing Jinshuibanlv Technology Co., Ltd. (“Jinshuibanlv”) [Member]
Equity method investments:
Subtotal	1,116,757	1,095,996
Hangzhou Zhongfei Aerospace Health Management Co., Ltd. (“Zhongfei”) [Member]
Equity method investments:
Subtotal	418,784	410,998
Shanghai Zhongren Yinzhirun Investment Management Partnership (“Yinzhirun”) [Member]
Equity method investments:
Subtotal	279,189	273,999
Jiangxi Cheyi Tongcheng Car Networking Tech Co., Ltd.(“Cheyi”) [Member]
Equity method investments:
Subtotal	221,637	217,517
Chengdu Wanchang Enterprise Management Consulting Partnership (Limited Partnership) (“Wanchang”) [Member]
Equity method investments:
Subtotal	69,797	68,500
Shanghai Outu Home Furnishings Co., Ltd. (“Outu”) [Member]
Equity method investments:
Subtotal	69,797	68,500
Zhejiang Qianshier Household Co., Ltd.(“Qianshier”) [Member]
Equity method investments:
Subtotal	69,797	68,500
Taizhou Jiamenkou Auto Greengrocer’s Delivery Technology Co., Ltd. (“Jiamenkou”) [Member]
Equity method investments:
Subtotal	69,797	68,500
Zhejiang Yueteng Information Technology Co., Ltd. (“Yueteng”) [Member]
Equity method investments:
Subtotal	69,797	68,500
Shidong Funeng(Ruzhou) Industry Development Co., Ltd.( “Funeng”) [Member]
Equity method investments:
Subtotal	37,691	36,990
Dongguan Zhiduocheng Car Service Co., Ltd. (“Car Service”) [Member]
Equity method investments:
Subtotal	$ 25,127	$ 24,660